Virtus Credit Opportunities Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated March 22, 2017 to the Summary and

Statutory Prospectuses dated February 28, 2017, as supplemented

Important Notice to Investors

Effective March 20, 2017, Edwin Tai, formerly of Newfleet Asset Management, LLC, is no longer a portfolio manager for the above-named fund. The resulting disclosure changes to the fund’s prospectuses are described below.

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus is hereby replaced in its entirety with the following:

> David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in June 2015.

> Timothy Dias, CFA, CAIA, Managing Director and Credit Research Analyst at Newfleet, is a manager of the fund. Mr. Dias has served as a Portfolio Manager of the fund since March 2017.

> Patrick D. Fleming, Managing Director and Senior Counsel at Newfleet, is a manager of the fund. Mr. Fleming has served as a Portfolio Manager of the fund since March 2017.

> Eric Hess, CFA, Managing Director and Credit Research Analyst at Newfleet, is a manager of the fund. Mr. Hess has served as a Portfolio Manager of the fund since March 2017.

The table under “Newfleet” on page 42 of the funds’ statutory prospectus is hereby replaced with the following:

Newfleet

Virtus Credit Opportunities Fund	David L. Albrycht, CFA (since June 2015) Timothy Dias, CFA, CAIA (since March 2017) Patrick D. Fleming (since March 2017) Eric Hess, CFA (since March 2017)

The narrative under the referenced table with respect to the portfolio managers of the fund is hereby replaced with the following, while retaining the information regarding portfolio managers of Virtus Strategic Income Fund other than Mr. Albrycht:

David L. Albrycht, CFA. Mr. Albrycht is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with Virtus Investment Advisers, Inc., an affiliate of VAIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income and variable investment options as well as two closed-end funds.

Timothy Dias, CFA, CAIA. Mr. Dias is managing director and credit research analyst at Newfleet, focusing on leveraged finance, covering the technology and media non-cable industries. Prior to joining Newfleet in 2016, Mr. Dias was a director at Babson Capital Management (2011 to 2016), associate director (2007 to 2011) and analyst (2004 to 2007). In addition to assisting in the management of an event driven long/short strategy, Mr. Dias has extensive research experience in credit, equity, and distressed debt.

Patrick D. Fleming. Mr. Fleming is managing director, senior counsel, distressed debt at Newfleet, focusing on investments in leveraged loans, high yield bonds, and distressed debt. Prior to joining Newfleet in 2015, Mr. Fleming was an attorney in the Bankruptcy & Restructuring Group at Morgan, Lewis & Bockius LLP (2010 to 2014). Prior to Morgan Lewis, he served as law clerk to the Honorable Robert E. Gerber of the United States Bankruptcy Court for the Southern District of New York.

Eric Hess, CFA. Mr. Hess is managing director and credit research analyst at Newfleet, responsible for the telecommunications, media, oil services, and utility industry sectors. Prior to joining Newfleet in 2011, Mr. Hess was on the fixed income team at Goodwin (2010 to 2011).

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 CreditOpps PMs (3/2017)

Virtus Credit Opportunities Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated March 22, 2017 to the Statement of Additional Information (“SAI”)

dated February 28, 2017, as supplemented

Important Notice to Investors

Effective March 20, 2017, Edwin Tai, formerly of Newfleet Asset Management, LLC, is no longer a portfolio manager for the above-named fund. The resulting disclosure changes to the fund’s SAI are described below.

The disclosure for the fund in the table under “Portfolio Managers” on page 83 of the SAI is hereby amended by removing reference to Mr. Tai. In addition, Timothy Dias, Patrick Fleming and Eric Hess are hereby added as Portfolio Managers of the fund.

The disclosure in the “Other Accounts Managed (With No Performance-Based Fees)” table” on page 83 of the SAI is hereby amended by removing reference to Mr. Tai. In addition, new rows showing the following information for Mr. Dias, Mr. Fleming and Mr. Hess and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Timothy Dias*	0	$0	0	$0	0	$0
Patrick D. Fleming*	0	$0	0	$0	0	$0
Eric Hess*	0	$0	0	$0	0	$0

*As of March 20, 2017.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 85 of the SAI is hereby amended by removing reference to Mr. Tai. In addition, new rows showing the following information for Mr. Dias, Mr. Fleming and Mr. Hess and an associated footnote are added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Timothy Dias*	Credit Opportunities Fund	None
Patrick D. Fleming*	Credit Opportunities Fund	None
Eric Hess*	Credit Opportunities Fund	None

*As of March 20, 2017.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B CreditOpps PMs (3/2017)